                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -------------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 --------------------------------
   Address:      Two Newton Place
                 --------------------------------
                 255 Washington Street, Suite 300
                 --------------------------------
                 Newton, MA 02458
                 --------------------------------

Form 13F File Number: 28-10878
                         ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Adam D. Portnoy             Newton, MA      February 7, 2011
   -------------------------------    -----------------  ----------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 98
                                        --------------------

Form 13F Information Table Value Total: $60,520
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

                                                       VALUE                               INVESTMENT  OTHER
NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x $1,000) AMOUNT AND TYPE OF SECURITY DISCRETION MANAGERS   VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 SHRS OR
                                                                 PRN AMT  SH/PRN  PUT/CALL                       SOLE  SHARED   NONE
                                                               ---------- ------ ---------                     ------- ------   ----
AGREE REALTY CORP                Com      008492100         31      1,199   SH                SOLE               1,199      -
ALEXANDRIA REAL ESTATE
 EQUIT                           Com      015271109      1,099     15,000   SH                SOLE              15,000      -
AMB PROPERTY CORP                Com      00163T109        317     10,000   SH                SOLE              10,000      -
AMERICAN CAMPUS
 COMMUNITIES                     Com      024835100        381     12,000   SH                SOLE              12,000      -
ANWORTH MORTGAGE ASSET
 CORP                            Com      037347101         51      7,300   SH                SOLE               7,300      -
APARTMENT INVT +
 MGMT CO A                      CL A      03748R101        743     28,745   SH                SOLE              28,745      -
ASSOCIATED ESTATES
 REALTY CP                       Com      045604105      1,771    115,800   SH                SOLE             115,800      -
AVALONBAY COMMUNITIES INC        Com      053484101      1,753     15,575   SH                SOLE              15,575      -
BEAZER HOMES USA INC             Com      07556Q105        135     25,000   SH                SOLE              25,000      -
BIOMED REALTY TRUST INC          Com      09063H107        392     21,000   SH                SOLE              21,000      -
BLACKROCK CREDIT ALL
 INC TR                          Com      092508100        234     19,336   SH                SOLE              19,336      -
BOSTON PROPERTIES INC            Com      101121101        215      2,500   SH                SOLE               2,500      -
BRANDYWINE REALTY TRUST    SH BEN INT NEW 105368203      1,690    145,100   SH                SOLE             145,100      -
BRE PROPERTIES INC              CL A      05564E106        696     16,000   SH                SOLE              16,000      -
BROOKFIELD PROPERTIES CORP       Com      112900105        386     22,000   SH                SOLE              22,000      -
CB RICHARD ELLIS GROUP
 INC A                           CLA      12497T101        244     11,900   SH                SOLE              11,900      -
CBL + ASSOCIATES
 PROPERTIES                      Com      124830100        525     30,000   SH                SOLE              30,000      -
CEDAR SHOPPING CENTERS INC     Com New    150602209        431     68,508   SH                SOLE              68,508      -
CHATHAM LODGING TRUST            Com      16208T102        294     17,049   SH                SOLE              17,049      -
CHESAPEAKE LODGING TRUST         Com      165240102         19      1,000   SH                SOLE               1,000      -
COGDELL SPENCER INC          Sh Ben Int   19238U107        184     31,655   SH                SOLE              31,655      -
COHEN + STEERS
 INFRASTRUCTURE                  Com      19248A109        294     17,911   SH                SOLE              17,911      -
COHEN + STEERS QUALITY
 RLTY                            Com      19247L106        522     60,297   SH                SOLE              60,297      -
COLONIAL PROPERTIES TRUST  COM SH BEN INT 195872106        628     34,800   SH                SOLE              34,800      -
CORPORATE OFFICE
 PROPERTIES                  SH BEN INT   22002T108        720     20,600   SH                SOLE              20,600      -
COUSINS PROPERTIES INC           Com      222795106        288     34,572   SH                SOLE              34,572      -
DCT INDUSTRIAL TRUST INC         Com      233153105        470     88,600   SH                SOLE              88,600      -
DEVELOPERS DIVERSIFIED
 RLTY                            Com      251591103        282     20,000   SH                SOLE              20,000      -
DIAMONDROCK HOSPITALITY CO       Com      252784301        487     40,603   SH                SOLE              40,603      -
DIGITAL REALTY TRUST INC         Com      253868103        206      4,000   SH                SOLE               4,000      -
DR HORTON INC                    Com      23331A109        561     47,000   SH                SOLE              47,000      -
DUKE REALTY CORP               Com New    264411505        574     46,100   SH                SOLE              46,100      -
DUPONT FABROS TECHNOLOGY         Com      26613Q106        270     12,700   SH                SOLE              12,700      -
EASTGROUP PROPERTIES INC         Com      277276101        360      8,500   SH                SOLE               8,500      -
EATON VANCE ENHANCED
 EQUITY IN                       COM      278277108        294     24,100   SH                SOLE              24,100      -
ENTERTAINMENT PROPERTIES
 TR                        COM SH BEN INT 29380T105      1,457     31,500   SH                SOLE              31,500      -
EQUITY ONE INC                   Com      294752100        364     20,000   SH                SOLE              20,000      -
EQUITY RESIDENTIAL           Sh Ben Int   29476L107      2,546     49,000   SH                SOLE              49,000      -
ESSEX PROPERTY TRUST INC         Com      297178105        685      6,000   SH                SOLE               6,000      -
EXCEL TRUST INC                  Com      30068C109        242     20,000   SH                SOLE              20,000      -
FELCOR LODGING TRUST INC   PFD CV A $1.95 31430F200      1,818     73,000   SH                SOLE              73,000      -
FIRST POTOMAC REALTY TRUST       Com      33610F109         84      5,000   SH                SOLE               5,000      -
FRANKLIN STREET
 PROPERTIES C                    Com      35471R106        356     25,000   SH                SOLE              25,000      -
GETTY REALTY CORP                Com      374297109        532     17,000   SH                SOLE              17,000      -
GLADSTONE COMMERCIAL CORP        Com      376536108        183      9,734   SH                SOLE               9,734      -
GLIMCHER REALTY TRUST        Sh Ben Int   379302102        756     90,000   SH                SOLE              90,000      -
HCP INC                          Com      40414L109      2,192     59,580   SH                SOLE              59,580      -
HEALTH CARE REIT INC             Com      42217K106        295      6,200   SH                SOLE               6,200      -
HEALTHCARE REALTY
 TRUST INC                       Com      421946104        275     13,000   SH                SOLE              13,000      -
HERSHA HOSPITALITY TRUST    SH BEN INT A  427825104      1,522    230,583   SH                SOLE             230,583      -
HIGHWOODS PROPERTIES INC         Com      431284108      1,207     37,900   SH                SOLE              37,900      -
HOME PROPERTIES INC              Com      437306103        277      5,000   SH                SOLE               5,000      -
INLAND REAL ESTATE CORP        Com New    457461200        176     20,000   SH                SOLE              20,000      -
KILROY REALTY CORP               Com      49427F108         58      1,600   SH                SOLE               1,600      -
KIMCO REALTY CORP                Com      49446R109        541     30,000   SH                SOLE              30,000      -
KITE REALTY GROUP TRUST          Com      49803T102        379     70,000   SH                SOLE              70,000      -
LAS VEGAS SANDS CORP             Com      517834107        184      4,000   SH                SOLE               4,000      -
LASALLE HOTEL PROPERTIES   Com SH BEN INT 517942108        422     16,000   SH                SOLE              16,000      -
LEXINGTON REALTY TRUST           Com      529043101        895    112,558   SH                SOLE             112,558      -
LIBERTY PROPERTY TRUST        SH BEN INT  531172104      1,156     36,200   SH                SOLE              36,200      -
LTC PROPERTIES INC               Com      502175102        211      7,500   SH                SOLE               7,500      -
MACERICH CO/THE                  Com      554382101        804     16,966   SH                SOLE              16,966      -
MACK CALI REALTY CORP            Com      554489104      1,092     33,030   SH                SOLE              33,030      -
MEDICAL PROPERTIES
 TRUST INC                       Com      58463J304      2,009    185,520   SH                SOLE             185,520      -
MFA FINANCIAL INC                Com      55272X102        326     39,950   SH                SOLE              39,950      -
MID AMERICA APARTMENT COMM       Com      59522J103      1,276     20,100   SH                SOLE              20,100      -
MPG OFFICE TRUST INC             Com      553274101         66     24,000   SH                SOLE              24,000      -
NATIONAL RETAIL PROPERTIES       Com      637417106      2,568     96,900   SH                SOLE              96,900      -
NATIONWIDE HEALTH
 PPTYS INC                       Com      638620104      1,734     47,654   SH                SOLE              47,654      -
NUVEEN REAL ESTATE INCOME
 FUND                            Com      67071B108         37      3,700   SH                SOLE               3,700      -
OMEGA HEALTHCARE INVESTORS       COM      681936100         49      2,200   SH                SOLE               2,200      -
PARKWAY PROPERTIES INC           Com      70159Q104        219     12,500   SH                SOLE              12,500      -
PEBBLEBROOK HOTEL TRUST          Com      70509V100        151      7,411   SH                SOLE               7,411      -
PIEDMONT OFFICE REALTY
 TRU IN                        Com CLA    720190206        121      6,000   SH                SOLE               6,000      -
PENN REAL ESTATE
 INVEST TST                  SH BEN INT   709102107        799     55,000   SH                SOLE              55,000      -
PROLOGIS                     SH BEN INT   743410102        650     45,000   SH                SOLE              45,000      -
PROSHARES TR                REAL EST NEW  74347X583        536     29,570   SH                SOLE              29,570      -
PUBLIC STORAGE                   Com      74460D109        314      3,100   SH                SOLE               3,100      -
RADIOSHACK CORP                  Com      750438103        259     14,000   SH                SOLE              14,000      -
RAMCO GERSHENSON
 PROPERTIES TR             Com Sh Ben Int 751452202        772     62,000   SH                SOLE              62,000      -
REALTY INCOME CORP               Com      756109104        147      4,300   SH                SOLE               4,300      -
REGENCY CENTERS CORP             Com      758849103        579     13,700   SH                SOLE              13,700      -
SIMON PROPERTY GROUP INC         Com      828806109      2,207     22,179   SH                SOLE              22,179      -
SL GREEN REALTY CORP             Com      78440X101      1,006     14,900   SH                SOLE              14,900      -
SOVRAN SELF STORAGE INC          Com      84610H108        184      5,000   SH                SOLE               5,000      -
ST JOE CO/THE                    Com      790148100        109      5,000   SH                SOLE               5,000      -
STRATEGIC HOTELS +
 RESORTS I                       Com      86272T106        242     45,750   SH                SOLE              45,750      -
SUN COMMUNITIES INC              Com      866674104        863     25,900   SH                SOLE              25,900      -
SUNSTONE HOTEL
 INVESTORS INC                   Com      867892101         52      5,000   SH                SOLE               5,000      -
SUPERTEL HOSPITALITY
 INC MD                          Com      868526104        134     84,642   SH                SOLE              84,642      -
TANGER FACTORY OUTLET
 CENTER I                        Com      875465106        276      5,400   SH                SOLE               5,400      -
TOLL BROTHERS INC                Com      889478103        190     10,000   SH                SOLE              10,000      -
URSTADT BIDDLE  PPTYS INS        Com      917286205        191      9,800   SH                SOLE               9,800      -
U STORE IT TRUST                 Com      91274F104        143     15,000   SH                SOLE              15,000      -
UDR INC                          Com      902653104        306     13,000   SH                SOLE              13,000      -
VORNADO REALTY TRUST          SH BEN INT  929042109      2,361     28,335   SH                SOLE              28,335      -
WASHINGTON REAL ESTATE INV    SH BEN INT  939653101        557     18,000   SH                SOLE              18,000      -
WEINGARTEN REALTY
 INVESTORS                    SH BEN INT  948741103        831     35,000   SH                SOLE              35,000      -